BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Transactions with companies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associates
Disclosure of transactions between related parties
Revenues	$ 45	$ 68	$ 101
Operating costs	(53)	(53)	(50)
Finance results	48
La Capital Cable S.A | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	44	68	101
La Capital Cable S.A | Fees for services
Disclosure of transactions between related parties
Operating costs	(53)	(53)	(50)
La Capital Cable S.A | Interests on debt
Disclosure of transactions between related parties
Finance results	15
Ver T.V. S.A. | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	1
Ver T.V. S.A. | Interests on debt
Disclosure of transactions between related parties
Finance results	33
Related party
Disclosure of transactions between related parties
Revenues	212	225	260
Operating costs	(5,058)	(5,476)	(6,101)
Other Related parties | Advisory services
Disclosure of transactions between related parties
Operating costs	(481)	(457)	(493)
Other Related parties | Services and advertising revenues
Disclosure of transactions between related parties
Revenues	212	225	260
Other Related parties | Programming costs
Disclosure of transactions between related parties
Operating costs	(3,178)	(3,320)	(3,374)
Other Related parties | Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(751)	(946)	(1,168)
Other Related parties | Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(495)	(636)	(837)
Other Related parties | Other purchases
Disclosure of transactions between related parties
Operating costs	$ (153)	$ (117)	$ (229)